ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Assets held for sale [Abstract]
ASSETS CLASSIFIED AS HELD FOR SALE
39	ASSETS CLASSIFIED AS HELD FOR SALE

	2018	2017
	US$’000	US$’000

Investment in joint ventures (i) (ii)	7,258	-
Net assets of disposal group (iii)	-	33,940
	7,258	33,940

(i)	In 2018, the Group agreed to sell the vessel in Petrochemical Shipping Limited, a joint venture of the Group, and to wind up the joint venture arrangement. The joint venture arrangement is expected to be dissolved during March 2019. The proceeds from the dissolution is expected to exceed the carrying amount of US$7,258,000 and, accordingly no impairment loss has been recognised on the classification to assets classified as held for sale.

(ii)	In 2018, the Group agreed to wind up Leopard Tankers Pte. Ltd., a joint venture of the Group, in such a manner that the Group will purchase two vessels, the Leopard Sun and Leopard Moon. These vessels were subsequently purchased in January 2019 and February 2019 respectively (Note 44). At 31 December 2018, the carrying amount of the investment is US$Nil, and hence no further impairment loss was recognised on the classification to assets classified as held for sale.

(iii)	In 2017, there was a plan to dispose two of GSSA’s businesses to then related companies within the Grindrod Limited Group.
Management has assessed the fair value less cost to sell of these non-current assets and disposal groups on the date that they were classified as held for sale and recorded an impairment loss of US$5,092,000.
These businesses were subsequently sold on 1 January 2018 (Note 41.1).

The classes of assets and liabilities comprising the disposal group classified as held for sale are as follows:

2017
US$’000
Assets
Cash and bank balances	7,934
Trade receivables	6,106
Other receivables and prepayments	4,707
Due from related parties	17,724
Inventories	1,078
Taxation	301
Ships, property, plant and equipment	16,895
Intangible assets	75
Deferred tax assets	134
Assets classified as held for sale	54,954

Liabilities
Short term borrowings	1,609
Trade and other payables	8,217
Due to related parties	1,014
Taxation	142
Long-term borrowings	6,341
Deferred tax liabilities	3,691
Liabilities directly associated with assets classified as held for sale	21,014

Net assets of disposal group	33,940